Average Annual Total Returns (Vanguard Intermediate-Term Investment-Grade Fund Participant)	Vanguard Intermediate-Term Investment-Grade Fund Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 5-10 Year Credit Bond Index Vanguard Intermediate-Term Investment-Grade Fund Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.81%	7.38%
Five Years	6.23%	6.96%
Ten Years	5.38%	5.84%